Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 59,320	$ 56,508
Customer accounts	1,441,810	1,364,528
Repurchase agreements – non-trading	140,528	166,118
Trading liabilities	83,170	84,431
Financial liabilities designated at fair value	177,060	189,384
Derivatives	241,291	208,737
Debt securities in issue	109,315	93,646
Subordinated liabilities	37,844	36,501
Other financial liabilities	152,398	127,645
Cash flows payable under financial liabilities	2,442,736	2,327,498
Loan and other credit-related commitments	797,608	780,266
Financial guarantees	20,214	23,518
Cash flows payable under financial liabilities and other contractual commitments	3,260,558	3,131,282
Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	46,471	42,569
Customer accounts	1,288,577	1,226,828
Repurchase agreements – non-trading	132,156	154,541
Trading liabilities	83,170	84,431
Financial liabilities designated at fair value	13,447	4,478
Derivatives	237,897	204,360
Debt securities in issue	8,757	7,295
Subordinated liabilities	1,847	349
Other financial liabilities	127,898	110,337
Cash flows payable under financial liabilities	1,940,220	1,835,188
Loan and other credit-related commitments	795,243	772,557
Financial guarantees	20,007	22,942
Cash flows payable under financial liabilities and other contractual commitments	$ 2,755,470	$ 2,630,687
Proportion of cash flows payable in period	85.00%	84.00%
Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 4,167	$ 3,457
Customer accounts	81,037	66,990
Repurchase agreements – non-trading	3,403	8,140
Trading liabilities	0	0
Financial liabilities designated at fair value	4,666	4,476
Derivatives	105	62
Debt securities in issue	17,374	11,194
Subordinated liabilities	0	89
Other financial liabilities	9,079	8,987
Cash flows payable under financial liabilities	119,831	103,395
Loan and other credit-related commitments	601	5,279
Financial guarantees	37	113
Cash flows payable under financial liabilities and other contractual commitments	$ 120,469	$ 108,787
Proportion of cash flows payable in period	4.00%	3.00%
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 4,227	$ 2,419
Customer accounts	62,105	62,963
Repurchase agreements – non-trading	3,565	2,487
Trading liabilities	0	0
Financial liabilities designated at fair value	14,747	15,591
Derivatives	522	927
Debt securities in issue	38,423	24,902
Subordinated liabilities	2,908	793
Other financial liabilities	6,792	4,694
Cash flows payable under financial liabilities	133,289	114,776
Loan and other credit-related commitments	561	1,109
Financial guarantees	102	289
Cash flows payable under financial liabilities and other contractual commitments	$ 133,952	$ 116,174
Proportion of cash flows payable in period	4.00%	4.00%
Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 3,371	$ 7,507
Customer accounts	9,900	7,617
Repurchase agreements – non-trading	368	950
Trading liabilities	0	0
Financial liabilities designated at fair value	76,155	75,578
Derivatives	1,076	2,065
Debt securities in issue	36,584	36,599
Subordinated liabilities	5,197	7,600
Other financial liabilities	5,637	2,367
Cash flows payable under financial liabilities	138,288	140,283
Loan and other credit-related commitments	886	944
Financial guarantees	68	160
Cash flows payable under financial liabilities and other contractual commitments	$ 139,242	$ 141,387
Proportion of cash flows payable in period	4.00%	5.00%
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 1,084	$ 556
Customer accounts	191	130
Repurchase agreements – non-trading	1,036	0
Trading liabilities	0	0
Financial liabilities designated at fair value	68,045	89,261
Derivatives	1,691	1,323
Debt securities in issue	8,177	13,656
Subordinated liabilities	27,892	27,670
Other financial liabilities	2,992	1,260
Cash flows payable under financial liabilities	111,108	133,856
Loan and other credit-related commitments	317	377
Financial guarantees	0	14
Cash flows payable under financial liabilities and other contractual commitments	$ 111,425	$ 134,247
Proportion of cash flows payable in period	3.00%	4.00%
HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	$ 464	$ 949
Financial liabilities designated at fair value	34,000	28,930
Derivatives	2,021	2,159
Debt securities in issue	65,509	61,517
Subordinated liabilities	29,736	30,335
Other financial liabilities	1,840	903
Cash flows payable under financial liabilities	133,570	124,793
Loan and other credit-related commitments	0	0
Financial guarantees	11,061	8,627
Cash flows payable under financial liabilities and other contractual commitments	144,631	133,420
HSBC Holdings | Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	88	0
Derivatives	1,838	1,321
Debt securities in issue	128	0
Subordinated liabilities	1,588	0
Other financial liabilities	956	0
Cash flows payable under financial liabilities	4,598	1,321
Loan and other credit-related commitments	0	0
Financial guarantees	11,061	8,627
Cash flows payable under financial liabilities and other contractual commitments	15,659	9,948
HSBC Holdings | Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	464	949
Financial liabilities designated at fair value	168	237
Derivatives	0	0
Debt securities in issue	244	379
Subordinated liabilities	154	248
Other financial liabilities	519	675
Cash flows payable under financial liabilities	1,549	2,488
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	1,549	2,488
HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	784	2,656
Derivatives	0	0
Debt securities in issue	1,137	1,159
Subordinated liabilities	718	757
Other financial liabilities	365	228
Cash flows payable under financial liabilities	3,004	4,800
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	3,004	4,800
HSBC Holdings | Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	14,776	14,384
Derivatives	105	339
Debt securities in issue	38,690	29,178
Subordinated liabilities	5,743	4,019
Other financial liabilities	0	0
Cash flows payable under financial liabilities	59,314	47,920
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	59,314	47,920
HSBC Holdings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	18,184	11,653
Derivatives	78	499
Debt securities in issue	25,310	30,801
Subordinated liabilities	21,533	25,311
Other financial liabilities	0	0
Cash flows payable under financial liabilities	65,105	68,264
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 65,105	$ 68,264